CONSOLIDATED BALANCE SHEET $ in Millions	Dec. 31, 2022 USD ($)
Assets
Cash and cash equivalents	$ 1
Due from affiliates (Note 7)	782
Investments (Note 3)	2,378
Total Assets	3,161
Liabilities
Accounts payable	781
Due to affiliates (Note 7)	3
Total Liabilities	784
Commitments and contingencies (Note 8)
Equity
Additional paid-in-capital	278
Retained earnings	19
Total Equity	2,377
Total Liabilities and Equity	3,161
Class A Shares
Equity
Common Stock	2,410
Class A held in Treasury (16,048,129 shares outstanding)	(330)
Class B Shares
Equity
Common Stock	$ 0